CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Total revenue		$ 1,648,016	$ 1,573,912	$ 1,444,519
Cost of revenue:
Total cost of revenue		561,952	531,768	496,815
Gross profit		1,086,064	1,042,144	947,704
Operating expenses
Research and development, net		218,182	193,718	183,830
Selling and marketing	[1]	445,102	441,687	412,935
General and administrative		180,733	168,022	153,323
Total operating expenses		844,017	803,427	750,088
Operating income		242,047	238,717	197,616
Financial expenses and other, net		4,859	4,444	10,901
Income before taxes on income		237,188	234,273	186,715
Taxes on income		40,842	48,369	27,377
Net income		196,346	185,904	159,338
Less - net loss attributable to non-controlling interests		327	0	0
Net income attributable to Nice Ltd's shareholders		$ 196,673	$ 185,904	$ 159,338
Basic earnings per share (in usd per share)		$ 3.13	$ 2.99	$ 2.60
Diluted earnings per share (in usd per share)		$ 2.98	$ 2.88	$ 2.52
Weighted average number of shares used in computing
Basic earnings per share (in shares)		62,710	62,120	61,387
Diluted earnings per share (in shares)		65,956	64,661	63,309
Cloud
Revenue:
Total revenue		$ 777,331	$ 595,748	$ 461,183
Cost of revenue:
Total cost of revenue		339,985	289,852	236,079
Services
Revenue:
Total revenue		687,532	709,064	719,531
Cost of revenue:
Total cost of revenue		199,803	218,990	229,671
Product
Revenue:
Total revenue		183,153	269,100	263,805
Cost of revenue:
Total cost of revenue		$ 22,164	$ 22,926	$ 31,065

[1]	Includes reclassification of amortization of acquired intangible assets.